UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Deccan Value Investors L.P.
             -----------------------------------------
Address:     One Fawcett Place
             -----------------------------------------
             Greenwich, CT 06830
             -----------------------------------------


Form 13F File Number: 028-14246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
           -------------------------------------------

Title:     Chief Operating Officer
           -------------------------------------------

Phone:     203-983-7203
           -------------------------------------------

           -------------------------------------------

Signature, Place, and Date of Signing:

/s/ John Malik       Greenwich, Connecticut        May 14, 2013
-----------------    ---------------------------   ----------------


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



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                            FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                                      -------------

Form 13F Information Table Entry Total:                    8
                                                      -------------

Form 13F Information Table Value Total:                 $244,152
                                                      -------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. 028-14247 Vinit Bodas




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 Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------

COCA COLA ENTERPRISES INC NE  COM            19122T109   32,903   891,200 SH        DEFINED        1   891,200
ENGILITY HLDGS INC            COM            29285W104   36,191 1,509,201 SH        DEFINED        1 1,509,201
HIGHER ONE HLDGS INC          COM            42983D104   30,706 3,454,000 SH        DEFINED        1 3,454,000
NEWS CORP                     CL A           65248E104   35,800 1,173,000 SH        DEFINED        1 1,173,000
SALLY BEAUTY HLDGS INC        COM            79546E104   26,415   899,082 SH        DEFINED        1   899,082
STATE STR CORP                COM            857477103   30,377   514,078 SH        DEFINED        1   514,078
TYCO INTERNATIONAL LTD        SHS            H89128104   26,029   813,400 SH        DEFINED        1   813,400
VISA INC                      COM CL A       92826C839   25,731   151,500 SH        DEFINED        1   151,500



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